September 19, 2007

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life of Canada (U.S.) Variable Account I (“Registrant”)
Pre-Effective Amendment Two to Initial Registration Statement on Form N-6
File Nos. 811-09137 & 333-143353
Our telephone conversations of September 11, 2007 and September 19, 2007

Dear Ms. Marquigny:

Pursuant to our telephone conversations, the following changes have been made to the prospectus, statement of additional information and Part C.  A courtesy copy of all documents will be concurrently emailed showing the changes highlighted in “revisions”.

1.	The prospectus and statement of additional information (“SAI”) have been redated to September 19, 2007.
2.	In the Risk/Benefit Summary, the heading of the section What if Charges and Deductions Exceed Account Value? has been revised to add “less Policy Debt” to match the underlying text of that section.
3.
In the Fee Table, the cost of insurance charge for the Specified Face Amount and Supplemental Insurance Face Amount for the representative owner has been revised.  “Current” has replaced “maximum” and “minimum” charge information has been deleted.

4.	In the Fee Table, the “minimum” flat extra charge has been deleted.
5.	A typographical error in footnote 9 has been corrected by the deletion of a duplicative “and”.
6.	The Charitable Giving Benefit Rider description has been revised to state the Charitable Gift Amount is an additional payment that does not diminish the Policy Proceeds paid to your beneficiary.
7.
The second paragraph of the Funds’ Harmful Trading Policies portion of the Short-Term Trading section has been revised to state: “If a Fund identifies you as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) into that Fund.”

8.	The SAI has been revised to update the Independent Registered Public Accounting Firm section and to add the financials for the Registrant and the Depositor.
9.	The Part C has been updated to reflect proper exhibit attachment and to incorporate by reference those exhibits filed with the initial registration statement.

Acceleration Request

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to September 19, 2007.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel